Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
Summary of other receivables
			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Grants receivable	623	1,043	$301
Government authorities	141	945	272
Debt issuance costs	-	1,185	342
Prepaid expenses and other	51	750	216

	815	3,923	$1,131